Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax
Income Tax

Note 8 — Income Tax

The Company’s net deferred tax assets (liability) at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax liability
Federal net operating loss	$—	$19,227
Start-up costs	319,359	70,399
Unrealized gains on investments in trust account	(72,168)	(2,695)
Total deferred tax asset	247,191	86,930
Valuation allowance	(319,359)	(86,930)
Deferred tax liability, net of allowance	$(72,168)	$—

The income tax provision for the year ended December 31, 2022 and for the period from May 14, 2021 (inception) through December 31, 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$244,544	$—
Deferred	(160,261)	(86,930)

State and Local
Current	—	—
Deferred	—	—
Valuation allowance	232,428	86,930
Income tax provision	$316,711	$—

As of December 31, 2022 and 2021, the Company had $0 and $91,556, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely. As of December 31, 2022 and 2021 the Company had did not have any of state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, the change in the valuation allowance was $232,428. For the period from May 14, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $86,930.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Unrealized gains on investments in Trust Account	2.8%	—%
Valuation allowance	65.7%	(21.0)%
Income tax provision	89.5%	0.0%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to permanent book to tax differenced related to change in fair value of warrants and full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2022 and 2021 remain open and subject to examination.

The Company currently owes $83,543 in federal income taxes and 137,115 in Delaware franchise taxes.